SHARE CAPITAL	12 Months Ended
Nov. 30, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

10. SHARE CAPITAL

(a) Common Shares

Authorized: Unlimited number of common shares without par value

As at November 30, 2020, there were 42,762,264 common shares issued and outstanding (2019 - 32,796,600).

During the year ended November 30, 2020:

On September 30, 2020, the Company issued 50,000 common shares pursuant to the exercise of 50,000 share purchase warrants at $0.20 per share.

On September 30, 2020, the Company issued 250,000 common shares were issued as compensation for consulting fees to a director (Note 7) valued at a total of $62,500.

On September 30, 2020, the Company issued an aggregate of 1,335,165 units at a price of $0.30 per unit for gross proceeds of $400,550. Each Unit consists of one common share and one-half of one non-transferable common share purchase warrant (a "Warrant"). Each whole Warrant entitles the holder to purchase one additional common share at a price of $0.50 for two years until September 30, 2022. The fair value of the warrants is determined to be $81,609.

On September 30, 2020, the Company issued 50,000 units at a fair value of $22,811 pursuant to the binding agreement with Aerowave Corporation as described in Note 14. Each Unit consists of one common share and one-half of one non-transferable common share purchase warrant (a "Warrant"). Each whole Warrant entitles the holder to purchase one additional common share at a price of $0.50 for two years until September 30, 2022. The fair value of the warrants is determined to be $1,500.

On September 24, 2020, the Company issued 100,000 common shares pursuant to the exercise of 100,000 share purchase warrants at $0.20 per share.

On September 22, 2020, the Company issued 100,000 common shares pursuant to the exercise of 100,000 share purchase warrants at $0.20 per share.

On August 21, 2020, the Company issued 250,000 common shares were issued as compensation for consulting fees to a Director (Note 7) valued at a total of $62,500.

On August 13, 2020, the Company issued 483,334 common shares pursuant to the exercise of 483,334 share purchase warrants at $0.20 per share.

On July 3, 2020, the Company issued 500,000 common shares pursuant to the exercise of 500,000 share purchase warrants at $0.20 per share.

On May 15, 2020, the Company issued an aggregate of 3,718,831 units at a price of $0.15 per unit for gross proceeds of $557,825. Each unit consists of one common share in the capital of the Company and one whole transferable common share purchase warrant (a "Warrant"). Each whole Warrant is exercisable to acquire one common share at an exercise price of $0.20 per share until May 15, 2022.

On April 24, 2020, the Company issued an aggregate of 3,128,334 units at a price of $0.15 per unit for gross proceeds of $469,250. Each unit consists of one common share in the capital of the Company and one whole transferable common share purchase warrant (a "Warrant"). Each whole Warrant is exercisable to acquire one common share at an exercise price of $0.20 per share until April 24, 2022.

In connection with the April 24, 2020 and May 15, 2020 private placements, the Company paid $38,727 in share issuance costs.

On February 4, 2020, the Company announced that it has arranged a non-brokered private placement financing of up to 10,000,000 units of securities at a price of $0.40 per unit for aggregate gross proceeds of up to $4,000,000 (the "Offering"). Each unit will be comprised of one common share and one-half of one non-transferable common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share at a price of $0.80 for two years from closing of the Offering. On March 16, 2020, due to the instability in the financial markets caused by the COVID-19 pandemic, the Company cancelled this private placement. As at November 30, 2020, the Company holds $4,400 in connection with this cancelled private placement. These funds are payable to investors and have been reclassified to accounts payable and accrued liabilities.

During the year ended November 30, 2019:

During the year ended November 30, 2019, the Company issued a total of 910,300 common shares for gross proceeds of $187,120 for 7,500 warrants exercised at a price of $0.60 per share, 307,800 warrants exercised at a price of $0.40 per share and 595,000 warrants exercised at a price of $0.10 per share. The Company also issued a total of 125,000 common shares for gross proceeds of $37,500 for 125,000 options exercised at a price of $0.30 per share.

During the year ended November 30, 2018:

During the year ended November 30, 2018, the Company issued a total of 2,045,000 common shares for gross proceeds of $204,500 for warrants exercised at a price of $0.10 per share.

On April 25, 2018, the Company closed the first tranche of its previously announced non-brokered private placement. The Company issued 4,475,000 units at a price of $0.40 per unit for gross proceeds of $1,790,000. Each unit consists of one common share and one-half share purchase warrant with each whole warrant entitling the holder to purchase one common share of the Company at a price of $0.60 for 1 year from closing. On April 15, 2019, the share purchase warrants were extended to nine months. The new expiry date of the warrants is October 25, 2019. Finder's fees of cash equal to 6% of proceeds and finder's warrants equal to 6% of the number of units issued were paid to five finders. Each finder's warrant will be exercisable to acquire one common share for a period of one year from closing at a price of $0.40. All securities issued are subject to a four month hold period expiring August 25, 2018.

266,850 finder's warrants were granted at an estimated fair value of $110,574, which has been included in contributed surplus. The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected life 1 year, volatility 166%, risk-free rate 1.88%, dividend yield 0%.

On May 18, 2018, the Company closed the second and final tranche of its previously announced non-brokered private placement. The Company issued 2,035,550 units at a price of $0.40 per unit for gross proceeds of $814,220. Each unit consists of one common share and one-half share purchase warrant with each whole warrant entitling the holder to purchase one common share of the Company at a price of $0.60 for 1 year from closing. On April 15, 2019, the share purchase warrants were extended to nine months. The new expiry date of the warrants is November 18, 2019. Finder's fees of cash in an amount equal to 6% of proceeds and finder's warrants equal to 6% of the number of units issued were paid to four finders. Each finder's warrant will be exercisable to acquire one common share for a period of one year from closing at a price of $0.40. All securities issued are subject to a four month hold period expiring September 18, 2018. 45,150 finder's warrants were granted at an estimated fair value of $18,420, which has been included in contributed surplus. The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected life 1 year, volatility 168%, risk-free rate 1.99%, dividend yield 0%. With the closure of the second and final tranche of its previously announced non-brokered private placement, the subscription received of $38,646 has been reclassified to accounts payable and accrued liabilities since investors overpaid for their subscription.

On May 29, 2018, the Company issued a total of 125,000 common shares at $0.30 per share, for gross proceeds of $37,500, for options exercised by a former director of the Company.

On August 23, 2018, the Company issued 500,000 common shares at a price of $0.10 per share, for gross proceeds of $50,000, for options exercised by a former director of the Company.

On October 31, 2018, the Company issued 3,000,000 common shares at $0.41 per share for the acquisition of Plymouth Rock USA (Note 13). In addition, on November 1, 2018, the Company issued 231,250 common shares at $0.69 per share as finder's fees to complete the acquisition.

As at November 30, 2020, the Company has 405,000 common shares (2019 - 810,000) held in escrow.

      (b) Stock Options

On November 12, 2014 the Company adopted an incentive stock option plan (the "Option Plan") which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees, and consultants to the Company, non-transferable options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 10% of the issued and outstanding common shares in the capital of the Company at the time of granting of options.

On January 16, 2019, the Company granted 2,300,000 stock options, which are exercisable for a period of five years, at a price of $0.60 per share. During the year, 150,000 of these stock options were cancelled. The remaining 2,150,000 stock options vest as follows: (i) 1,075,000 options on January 15, 2020, (ii) 268,750 options on April 15, 2020, (iii) 268,750 options on July 15, 2020, (iv) 268,750 options on October 15, 2020, and (v) 268,750 options on January 15, 2021. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.54, volatility 100%, risk-free rate 1.93%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $913,140, which will be expensed over the vesting period.

On March 21, 2019, the Company granted an aggregate of 350,000 incentive stock options to consultants of the Company with an exercise price of $0.60 per share for a period of five years from the date of grant. The stock options vest as follows: (i) 175,000 options on March 20, 2020, (ii) 43,750 options on June 20, 2020, (iii) 43,750 options on December 20, 2020, (iv) 43,750 options on March 20, 2021, and (v) 43,750 options on June 20, 2021. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.57, volatility 100%, risk-free rate 1.56%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $147,613, which will be expensed over the vesting period.

On November 29, 2019, the Company granted an aggregate of 650,000 incentive stock options to consultants and a director of the Company with an exercise price of $0.50 per share for a period of five years from the date of grant. The stock options vest as follows: (i) 325,000 options on November 30, 2020 and (ii) 325,000 options on November 30, 2021. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.49, volatility 100%, risk-free rate 1.49%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $236,809, which will be expensed over the vesting period.

During the year ended November 30, 2020, 200,000 (2019 - 150,000) options issued to a director and a consultant were cancelled before vesting.

Stock-based compensation recognized in profit or loss for the year ended November 30, 2020 amounted to $479,107 (2019 - $692,091; 2018 - $nil).

Stock option transactions and the number of stock options outstanding as at November 30, 2020, 2019 and 2018 are summarized as follows:
	Number of	Weighted Average
	Options	Exercise Price
Balance, November 30, 2017	750,000	$0.17
Exercised	(625,000)	0.14
Balance, November 30, 2018	125,000	0.30
Granted	3,300,000	0.58
Exercised	(125,000)	0.30
Cancelled	(150,000)	0.60
Balance, November 30, 2019	3,150,000	0.58
Cancelled	(200,000)	0.60
Balance, November 30, 2020	2,950,000	$0.58

Expiry Date	Exercise Price	Numbers of options outstanding	Numbers of options exercisable	Weighted average remaining contractual life (year)	Weighted average exercise price
January 15, 2024	$0.60	2,150,000	1,881,250	2.28	$0.44
March 20, 2024	0.60	150,000	93,750	0.17	0.03
November 28, 2024	0.50	650,000	325,000	0.88	0.11
		2,950,000	2,300,000	3.33	$0.58

(d) Share purchase warrants

On September 30, 2020, the Company granted 692,583 common share purchase warrants as part of a non-brokered private placement and binding agreement with Aerowave Corporation. Each warrant is exercisable to acquire one common share at an exercise price of $0.50 per share until September 30, 2022.

On May 15, 2020, the Company granted 3,718,831 common share purchase warrants as part of a non-brokered private placement. Each warrant is exercisable to acquire one common share at an exercise price of $0.20 per share until May 15, 2022. During the year ended November 30, 2020, 1,233,334 warrants were exercised at $0.20 per share.

On April 24, 2020, the Company granted 3,128,334 common share purchase warrants as part of a non-brokered private placement. Each warrant is exercisable to acquire one common share at an exercise price of $0.20 per share until April 24, 2022.

Share purchase warrant transactions and the number of share purchase warrants outstanding as at November 30, 2020, 2019 and 2018 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, November 30, 2017	2,640,000	$0.10
Warrants granted	3,567,275	0.58
Warrants exercised	(2,045,000)	0.10
Balance, November 30, 2018	4,162,275	0.51
Warrants expired	(3,251,975)	0.60
Warrants exercised	(910,300)	0.21
Balance, November 30, 2019	—	—
Warrants granted	7,539,748	0.90
Warrants exercised	(1,233,334)	0.11
Balance, November 30, 2020	6,306,414	$0.23
Expiry Date	Exercise Price	Numbers of warrants outstanding	Weighted average remaining contractual life (year)	Weighted average exercise price
April 24, 2022	$0.20	2,145,000	0.48	$0.07
May 15, 2022	0.20	3,468,831	0.80	0.11
September 30, 2022	0.50	692,583	0.20	0.05
		6,306,414	1.48	$0.23